Income taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Federal income tax rate	15.00%	15.00%	15.00%
Deferred tax liablity related to earnings that may be distributed by the PRC subsidiaries	$ 23,552,000	$ 3,000,000
Deferred tax liabilities for income taxes on remaining undistributed earning intends to permanently reinvest	0
Net operating loss carry forwards	236,938,000
Valuation allowance	65,051,000	59,515,000	51,884,000	36,945,000
Assumption utilized to recognize valuation allowance	As the Company operates through multiple subsidiaries, the valuation allowance is considered on an individual subsidiary basis. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50%) that some portion or all of the deferred tax assets within those loss jurisdictions will not be realized.
Effect of tax holiday	23,214,000	7,744,000
Effect of tax holiday, reduction in basic earnings per share	$ 0.20	$ 0.07
Effect of tax holiday, reduction in diluted earnings per share	$ 0.20	$ 0.06
Unrecognized tax benefits	5,374,000	3,659,000	5,484,000
Shenzhen Mindray Software Technology Co Ltd [Member] | New And Hi Tech Enterprises [Member]
Income Taxes [Line Items]
Income tax exemption term
It started to make profit in 2013 and therefore is entitled to a tax holiday under the EIT law which provided an EIT exemption from 2013 to 2014, and the 50% tax reduction from 2015 through 2017. It was also determined as a NHTE from 2013 to 2015.

Mindray DS USA Inc [Member]
Income Taxes [Line Items]
Net operating loss carry forwards	115,951,000
Mindray DS USA Inc [Member] | Earliest Tax Year [Member]
Income Taxes [Line Items]
Period of expiration for operating loss carry forwards	2029
Mindray DS USA Inc [Member] | Latest Tax Year [Member]
Income Taxes [Line Items]
Period of expiration for operating loss carry forwards	2034
ZONARE [Member]
Income Taxes [Line Items]
Effective tax rate	38.70%	38.90%
Net operating loss carry forwards	79,840,000
ZONARE Medical Systems Inc [Member] | Earliest Tax Year [Member]
Income Taxes [Line Items]
Period of expiration for operating loss carry forwards	2018
ZONARE Medical Systems Inc [Member] | Latest Tax Year [Member]
Income Taxes [Line Items]
Period of expiration for operating loss carry forwards	2033
PRC [Member]
Income Taxes [Line Items]
Withholding income tax rate for dividends declared	10.00%
Undistributed earnings of PRC subsidiaries that intends to permanently reinvest in the PRC	1,200,000,000	1,200,000,000
Unrecognized deferred tax liability on permanently reinvested earnings	$ 66,400,000	$ 66,300,000
PRC [Member] | Shenzhen Mindray Bio-Medical Electronics Co., Ltd. [Member] | New And Hi Tech Enterprises [Member]
Income Taxes [Line Items]
Federal income tax rate	15.00%
PRC [Member] | Shenzhen Mindray Bio-Medical Electronics Co., Ltd. [Member] | Nationwide Key Software Enterprise Status [Member] | 2009 [Member]
Income Taxes [Line Items]
Effect of income tax benefits, percentage	10.00%
PRC [Member] | Shenzhen Mindray Bio-Medical Electronics Co., Ltd. [Member] | Nationwide Key Software Enterprise Status [Member] | 2010 [Member]
Income Taxes [Line Items]
Effect of income tax benefits, percentage	10.00%
PRC [Member] | Shenzhen Mindray Bio-Medical Electronics Co., Ltd. [Member] | Nationwide Key Software Enterprise Status [Member] | 2011 [Member]
Income Taxes [Line Items]
Effect of income tax benefits, percentage	10.00%
PRC [Member] | Shenzhen Mindray Bio-Medical Electronics Co., Ltd. [Member] | Nationwide Key Software Enterprise Status [Member] | 2012 [Member]
Income Taxes [Line Items]
Effect of income tax benefits, percentage	10.00%
PRC [Member] | Shenzhen Mindray Bio-Medical Electronics Co., Ltd. [Member] | Nationwide Key Software Enterprise Status [Member] | 2013 [Member]
Income Taxes [Line Items]
Effect of income tax benefits, percentage	10.00%
PRC [Member] | Shenzhen Mindray Bio-Medical Electronics Co., Ltd. [Member] | Nationwide Key Software Enterprise Status [Member] | 2014 [Member]
Income Taxes [Line Items]
Effect of income tax benefits, percentage	10.00%
United States [Member] | Mindray DS USA Inc [Member]
Income Taxes [Line Items]
Effective tax rate	40.20%
General number of years tax returns are subject to examination	3 years
United States [Member] | ZONARE [Member]
Income Taxes [Line Items]
General number of years tax returns are subject to examination	3 years
HONG KONG [Member]
Income Taxes [Line Items]
Withholding income tax rate for dividends declared	5.00%
Minimum percentage of shareholding to be required for reduction in withholding income tax	25.00%